Fair Value Measurements (Schedule Of Estimates Of Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Securities available-for-sale	$ 450,083	$ 369,466
Securities held-to-maturity	76,445	90,810
Carrying Amount
Assets:
Cash and cash equivalents	88,139	70,113
Securities available-for-sale	450,083	369,466
Securities held-to-maturity	75,169	88,937
Other securities	14,352	12,915
Net loans	3,026,496	2,843,283
Accrued interest receivable	8,408	7,432
Derivative assets	15,463	10,811
Liabilities:
Deposits	3,231,653	3,083,975
Short-term debt	248,305	154,869
Long-term debt	16,495	16,495
Derivative liabilities	15,483	10,933
Fair Value
Assets:
Cash and cash equivalents	88,139	70,113
Securities available-for-sale	450,083	369,466
Securities held-to-maturity	76,445	90,810
Other securities	14,352	12,915
Net loans	3,014,425	2,843,973
Accrued interest receivable	8,408	7,432
Derivative assets	15,463	10,811
Liabilities:
Deposits	3,232,970	3,085,908
Short-term debt	248,305	154,872
Long-term debt	16,455	16,457
Derivative liabilities	15,483	10,933
Level 1
Assets:
Cash and cash equivalents	88,139	70,113
Securities available-for-sale	5,720	4,785
Securities held-to-maturity	0	0
Other securities	0	0
Net loans	0	0
Accrued interest receivable	8,408	7,432
Derivative assets	0	0
Liabilities:
Deposits	2,190,234	2,066,419
Short-term debt	0	0
Long-term debt	0	0
Derivative liabilities	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	441,828	362,585
Securities held-to-maturity	76,445	90,810
Other securities	14,352	12,915
Net loans	0	0
Accrued interest receivable	0	0
Derivative assets	15,463	10,811
Liabilities:
Deposits	1,042,736	1,019,489
Short-term debt	248,305	154,872
Long-term debt	16,455	16,457
Derivative liabilities	15,483	10,933
Level 3
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	2,535	2,096
Securities held-to-maturity	0	0
Other securities	0	0
Net loans	3,014,425	2,843,973
Accrued interest receivable	0	0
Derivative assets	0	0
Liabilities:
Deposits	0	0
Short-term debt	0	0
Long-term debt	0	0
Derivative liabilities	$ 0	$ 0